Commitments and Contingencies - Additional Information - Banff (Detail)	1 Months Ended
May. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Commercial settlement agreement with the charterer amount	$ 55,000,000
Insurance Claims [Member]
Loss Contingencies [Line Items]
Recovery from deductible insurance coverage	$ 0